Accounts payable and other	12 Months Ended
Dec. 31, 2025
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable and other	Accounts payable and other

In millions	As at December 31,	2025	2024
Trade payables		$890	$1,031
Income and other taxes		430	327
Payroll-related accruals		421	438
Accrued charges		287	343
Accrued interest		249	253
Operating lease liabilities (Note 12)		108	134
Personal injury and other claims provisions (Note 21)		71	47
Environmental provisions (Note 21)		38	40
Other postretirement benefits liability (Note 17)		10	10
Derivative instruments (Note 22)		10	—
Contract liabilities (Note 4)		7	5
Other		269	182
Total accounts payable and other		$2,790	$2,810